UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: November 30, 2008
Date of reporting period: August 31, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments August 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.6%)
	Air Freight/Couriers (3.9%)
208,511	C.H. Robinson Worldwide, Inc.	$10,865,508
183,076	Expeditors International of Washington, Inc.	6,607,213

		17,472,721

	Apparel/Footwear Retail (1.9%)
159,737	Abercrombie & Fitch Co. (Class A)	8,378,206

	Biotechnology (6.2%)
167,615	Illumina, Inc. (a)	14,436,680
174,286	Techne Corp. (a)	13,449,651

		27,886,331

	Casino/Gaming (3.9%)
184,827	Wynn Resorts, Ltd. (a)	17,636,192

	Chemicals: Agricultural (7.9%)
310,171	Monsanto Co.	35,437,037

	Computer Processing Hardware (4.4%)
116,469	Apple Inc. (a)	19,744,990

	Construction Materials (2.5%)
569,340	Cemex SAB de C.V. (ADR) (Mexico) (a)	11,415,267

	Finance Energy (1.4%)
358,071	Brookfield Infrastructure Partners LP (Bermuda)	6,445,278

	Finance/Rental/Leasing (5.2%)
53,528	MasterCard Inc. Class A	12,983,216
572,184	Redecard SA (Brazil)	10,397,601

		23,380,817

	Financial Conglomerates (7.5%)
666,832	Brookfield Asset Management Inc. (Class A) (Canada) (a)	20,631,782
283,544	Leucadia National Corp. (a)	13,125,252

		33,757,034

	Home Building (0.8%)
128,763	Gafisa S.A. (ADR) (Brazil)	3,692,923

	Internet Retail (8.4%)
323,507	Amazon.com, Inc. (a)	26,142,601
234,280	Ctrip.com International Ltd. (ADR) (Cayman Islands)	11,779,598

		37,922,199

	Internet Software/Services (10.9%)
39,752	Baidu.com, Inc. (Sponsored ADR) (Cayman Islands) (a)	12,470,997
52,183	Google Inc. (Class A) (a)	24,175,862
1,459,400	Tencent Holdings Ltd. (Cayman Islands) (b)	12,428,143

		49,075,002

	Investment Banks/Brokers (5.2%)
1,288,134	BM&F BOVESPA SA (Brazil) (a)	9,862,525
205,716	Greenhill & Co., Inc.	13,597,828

		23,460,353

	Miscellaneous Commercial Services (4.1%)
147,245	Corporate Executive Board Co. (The)	5,359,718
251,664	Costar Group, Inc. (a)	13,290,376

		18,650,094

	Oil & Gas Production (9.6%)
515,012	Southwestern Energy Co. (a)	19,761,010
340,471	Ultra Petroleum Corp. (Canada) (a)	23,203,099

		42,964,109

	Other Consumer Services (3.4%)
606,349	eBay Inc. (a)	15,116,280

	Specialty Telecommunications (1.1%)
538,786	Cogent Communications Group, Inc. (a)	4,962,219

	Telecommunication Equipment (3.4%)
125,831	Research In Motion Ltd. (Canada) (a)	15,301,050

NUMBER OF
SHARES		VALUE
	Wholesale Distributors (1.8%)
2,608,000	Li & Fung Ltd. (Bermuda) (b)	7,980,418

	Wireless Telecommunications (2.1%)
182,508	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	9,377,261

	Total Common Stocks
	(Cost $376,832,289)	430,055,781

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (4.4%)
	Investment Company
19,785	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $19,784,506)		19,784,506

	Total Investments
	(Cost $396,616,795) (d)	100.0%	449,840,287
	Liabilities in Excess of Other Assets	(0.0)	(41,603)

	Net Assets	100.0%	$449,798,684

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with total market value equal to $20,408,561 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Capital Opportunities Trust
Notes to the Portfolio of Investments
FAS 157
8/31/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at August 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$449,840,287	$429,431,726	$20,408,561	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Capital Opportunities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 21, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 21, 2008

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